UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
	[    ] adds new holdings
	        entries.

Institutional Investment Manager Filing this Report:

Name: 	Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
	New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David R. Shailer
Title:	Executive Vice-President
Phone:	(212)668-3040

Signature, Place, and Date of Signing:


David R. Shailer	New York, NY		8-May-02
Signature	City, State		Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $105,901
	(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

							 			voting 	authority
		title
		of			value	shares/			invstmt
name of issuer	class	cusip		x$1000	prn amt		sh/prn	dscretn	 sole 	shared	none
-------------	-----	-------		-------	-------		------	-------	 ---- 	------	------

ALLIANT TECH	common	018804104	 316 	 3,100 		sh	sole			 3,100
AMER INTL GP	common	026874107	 4,295 	 59,550 	sh	sole			 59,550
ANHEUSER-BUSCH	common	035229103	 2,959 	 56,700 	sh	sole			 56,700
BANK OF NY	common	064057102	 2,972 	 70,750 	sh	sole			 70,750
BAXTER INTER	common	071813109	 1,636 	 27,500 	sh	sole			 27,500
BELLSOUTH CORP.	common	079860102	 678 	 18,400 	sh	sole			 18,400
BP PLC ADR	common	055622104	 430 	 8,104 		sh	sole			 8,104
BRINKER 	common	109641100	 2,278 	 70,300 	sh	sole			 70,300
BRISTOL-MYERS	common	110122108	 421 	 10,400 	sh	sole			 10,400
CARDINAL HEALTH	common	14149Y108	 2,591 	 36,550 	sh	sole			 36,550
CISCO SYSTEMS	common	17275R102	 2,564 	 151,540 	sh	sole			 151,540
CITIGROUP	common	172967101	 3,419 	 69,051 	sh	sole			 69,051
COACH INC.	common	189754104	 2,216 	 43,700 	sh	sole			 43,700
COCA COLA	common	191216100	 2,309 	 44,200 	sh	sole			 44,200
COLGATE-PALMO	common	194162103	 1,178 	 20,626 	sh	sole			 20,626
COMCAST CORP A	common	200300200	 2,815 	 88,550 	sh	sole			 88,550
COX COMM INCOME	convpre	224044305	 249 	 4,950 		sh	sole			 4,950
DIAGEO 		common	25243q205	 362 	 6,900 		sh	sole			 6,900
DISNEY WALT 	common	254687106	 393 	 17,050 	sh	sole			 17,050
DRS TECH	common	23330x100	 2,743 	 66,200 	sh	sole			 66,200
ENGELHARD CORP.	common	292845104	 1,579 	 50,900 	sh	sole			 50,900
EXXON MOBIL	common	30231g102	 405 	 9,248 		sh	sole			 9,248
FANNIE MAE	common	313586109	 2,612 	 32,700 	sh	sole			 32,700
FRESH DEL MONTE	common	g36738105	 1,316 	 70,000 	sh	sole			 70,000
GENERAL DYN	common	369550108	 1,226 	 13,050 	sh	sole			 13,050
GENERAL ELEC	common	369604103	 4,883 	 130,393 	sh	sole			 130,393
HELMERICH & PA	common	423452101	 898 	 22,400 	sh	sole			 22,400
HOME DEPOT	common	437076102	 2,391 	 49,200 	sh	sole			 49,200
IBM		common	459200101	 1,694 	 55,349 	sh	sole			 55,349
INTER GAME TECH	common	459902102	 1,168 	 18,750 	sh	sole			 18,750
JOHNSON & JOH	common	478160104	 480 	 7,400 		sh	sole			 7,400
KINDER MORGAN E	common	494550106	 468 	 14,210 	sh	sole			 14,210
LABORATORY CORP	common	50540r409	 3,712 	 38,725 	sh	sole			 38,725
LOWES COS	common	548661107	 2,141 	 49,250 	sh	sole			 49,250
MANOR CARE	common	564055101	 505 	 21,700 	sh	sole			 21,700
MCGRAW HILL 	common	580645109	 201 	 2,950 		sh	sole			 2,950
MDU RES GROUP 	common	552690109	 267 	 8,625 		sh	sole			 8,625
MEDIMMUNE	common	584699102	 1,187 	 30,200 	sh	sole			 30,200
MEDTRONIC INC.	common	585055106	 2,778 	 61,450 	sh	sole			 61,450
MELLON FINL	common	58551a108	 2,010 	 52,100 	sh	sole			 52,100
MERCK & CO.	common	589331107	 3,559 	 61,814 	sh	sole			 61,814
NOKIA CORP ADR	common	654902204	 2,263 	 109,150 	sh	sole			 109,150
NORTHERN TRUST	common	665859104	 300 	 5,000 		sh	sole			 5,000
OUTBACK STK HSE	common	689899102	 1,369 	 38,300 	sh	sole			 38,300
PEPSICO INC.	common	713448108	 2,142 	 41,600 	sh	sole			 41,600
PFIZER INC.	common	717081103	 2,998 	 75,460 	sh	sole			 75,460
PROCTER & GA	common	742718109	 418 	 4,650 		sh	sole			 4,650
PROQUEST CO	common	74346p102	 1,429 	 33,250 	sh	sole			 33,250
PURCHASESOFT	common	746145101	 -   	 12,500 	sh	sole			 12,500
RF MICRO DEv	common	749941100	 1,433 	 80,104 	sh	sole			 80,104
ROYAL DUTCH	common	780257804	 268 	 4,950 		sh	sole			 4,950
RYDER SYS INC.	common	783549108	 1,423 	 48,200 	sh	sole			 48,200
SAFEWAY INC	common	786514208	 3,055 	 67,875 	sh	sole			 67,875
SAP AG-SPON ADR	common	803054204	 1,116 	 30,000 	sh	sole			 30,000
SCHERING-PLOUGH	common	806605101	 208 	 6,650 		sh	sole			 6,650
SCHLUMBERGER	common	806857108	 376 	 6,400 		sh	sole			 6,400
T J X COM	common	873168108	 1,438 	 35,950 	sh	sole			 35,950
TIFFANY & CO	common	886547108	 3,366 	 94,700 	sh	sole			 94,700
TRIBUNE CO	common	896047107	 1,129 	 24,850 	sh	sole			 24,850
TYCO INTER	common	902124106	 1,631 	 50,475 	sh	sole			 50,475
WAL MART STORES	common	931142103	 380 	 6,200 		sh	sole			 6,200
WALGREEN CO	common	931422109	 309 	 7,900 		sh	sole			 7,900
WASH MUTUAL	common	939322103	 1,036 	 31,275 	sh	sole			 31,275
WASTE MGMT COM	common	94106L109	 814 	 29,900 	sh	sole			 29,900
WATERS CORP	common	941848103	 3,054 	 109,200 	sh	sole			 109,200
WILLIAMS COM P	convpre	969457100	 1,612 	 62,900 	sh	sole			 62,900
